Filed with the Securities and Exchange Commission on May 14, 2015

Securities Act File No. 333-00479
Investment Company Act File No. 811-07507

SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933	|__|

Pre-Effective Amendment No.	|__|
Post-Effective Amendment No. 42	|X|
and/or
REGISTRATION STATEMENT UNDER THE
INVESTMENT COMPANY ACT OF 1940	|__|

Amendment No. 44	|X|

Deutsche Investments VIT Funds
(Exact Name of Registrant as Specified in Charter)

345 Park Avenue
New York, NY 10154
(Address of Principal Executive Offices)  (Zip Code)

Registrant's Telephone Number, including Area Code: (617) 295-1000

Name and Address of Agent for Service:
John Millette
Deutsche Investment Management Americas Inc.
One Beacon Street
Boston, MA 02108

It is proposed that this filing will become effective (check appropriate box):

|X|	Immediately upon filing pursuant to paragraph (b)
|__|	On _______________ pursuant to paragraph (b)
|__|	60 days after filing pursuant to paragraph (a)(1)
|__|	On _______________ pursuant to paragraph (a)(1)
|__|	75 days after filing pursuant to paragraph (a)(2)
|__|	On _______________ pursuant to paragraph (a)(2)
|__|	On _______________ pursuant to paragraph (a)(3) of Rule 485

If appropriate, check the following box:

|__|	this post-effective amendment designates a new effective date for a previously filed post-effective amendment.

This filing relates solely to the following Funds, each a series of the Registrant:
  Deutsche Equity 500 Index VIP — Classes A, B and B2
  Deutsche Small Cap Index VIP — Classes A and B

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets all of the requirements for effectiveness of this Registration Statement pursuant to Rule 485(b) under the Securities Act of 1933 and has duly caused this amendment to its Registration Statement to be signed on its behalf by the undersigned, thereto duly authorized, in the City of New York and the State of New York on the 8th day of May 2015.

DEUTSCHE INVESTMENTS VIT FUNDS

By:	/s/Brian E. Binder
Brian E. Binder*
President

Pursuant to the requirements of the Securities Act of 1933, this Post-Effective Amendment to its Registration Statement has been signed below by the following persons in the capacities and on the dates indicated:

SIGNATURE	TITLE	DATE

/s/Brian E. Binder
Brian E. Binder*	President	May 8, 2015

/s/Paul H. Schubert
Paul H. Schubert	Chief Financial Officer and Treasurer	May 8, 2015

/s/John W. Ballantine
John W. Ballantine*	Trustee	May 8, 2015

/s/Henry P. Becton, Jr.
Henry P. Becton, Jr.*	Trustee	May 8, 2015

/s/Dawn-Marie Driscoll
Dawn-Marie Driscoll*	Trustee	May 8, 2015

/s/Keith R. Fox
Keith R. Fox*	Trustee	May 8, 2015

/s/Paul K. Freeman
Paul K. Freeman*	Trustee	May 8, 2015

/s/Kenneth C. Froewiss
Kenneth C. Froewiss*	Chairperson and Trustee	May 8, 2015

/s/Richard J. Herring
Richard J. Herring*	Trustee	May 8, 2015

/s/William McClayton
William McClayton*	Vice Chairperson and Trustee	May 8, 2015

/s/Rebecca W. Rimel
Rebecca W. Rimel*	Trustee	May 8, 2015

/s/William N. Searcy, Jr.
William N. Searcy, Jr.*	Trustee	May 8, 2015

/s/Jean Gleason Stromberg
Jean Gleason Stromberg*	Trustee	May 8, 2015

*By:
/s/Caroline Pearson
Caroline Pearson**
Chief Legal Officer

**	Attorney-in-fact pursuant to the powers of attorney that are incorporated herein by reference to Post-Effective Amendment No. 41, as filed on April 28, 2015 to the Registration Statement.

EXHIBIT INDEX

Index No.	Description of Exhibit

EX-101.INS	XBRL Instance Document

EX-101.SCH	XBRL Taxonomy Extension Schema Document

EX-101.CAL	XBRL Taxonomy Extension Calculation Linkbase

EX-101.DEF	XBRL Taxonomy Extension Definition Linkbase

EX-101.LAB	XBRL Taxonomy Extension Labels Linkbase

EX-101.PRE	XBRL Taxonomy Extension Presentation Linkbase